Investments in subsidiaries	12 Months Ended
Sep. 30, 2019
Business Combinations 1 [Abstract]
Investments in subsidiaries
Investments in subsidiaries
a)    Business acquisitions realized in current fiscal year
The Company made the following acquisitions during the year ended September 30, 2019:

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On October 11, 2018, the Company acquired all outstanding shares of ckc AG (ckc), a specialized provider of agile software development and management services, with a focus on the automotive sector, headquartered in Brunswick, Germany;

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During the year, the Company acquired the control of Acando AB (Acando), a consulting services firm headquartered in Stockholm, Sweden, through a step acquisition. In March 2019, the Company acquired 22.6% of the outstanding shares of Acando which was accounted for as an investment in an associate using the equity method. On April 16, 2019, the Company acquired control of Acando through the acquisition of an additional 71.1% of the outstanding shares under a tender offer and by May 14, 2019, an additional 2.4% was acquired. The remaining 3.9% of the outstanding shares, which are included in accounts payable and accrued liabilities in the consolidated balance sheet, were acquired on October 11, 2019.

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On August 30, 2019, the Company acquired all outstanding shares of Annams Systems Corporation d/b/a Sunflower Systems (Sunflower), a specialized provider of asset management software, solutions and services, headquartered in San Ramon, California.

The following table presents the fair value of assets acquired and liabilities assumed for all the above acquisitions based on the acquisition-date fair values of the identifiable tangible and intangible assets acquired and liabilities assumed:

	Acando	Other	Total
	$	$	$
Current assets	105,298	14,674	119,972
PP&E (Note 6)	6,404	1,271	7,675
Intangible assets (Note 8)	102,889	9,855	112,744
Goodwill[1] (Note 11)	555,921	31,916	587,837
Current liabilities	(120,746)	(12,735)	(133,481)
Deferred tax liabilities	(25,966)	(1,324)	(27,290)
Retirement benefits obligations (Note 16)	(6,550)	(1,444)	(7,994)
Long-term debt	(9,828)	—	(9,828)
	607,422	42,213	649,635
Cash acquired	16,348	(2,481)	13,867
Net assets acquired	623,770	39,732	663,502

Consideration paid	599,744	37,738	637,482
Consideration payable[2]	24,026	1,994	26,020

[1]
The goodwill arising from the acquisitions mainly represents the future economic value associated to acquired work force and synergies with the Company’s operations. As at September 30, 2019, $482,939,000 of the goodwill is included in the Northern Europe operating segment, $90,943,000 in the Central and Eastern Europe operating segment and $13,955,000 in the U.S. Federal operating segment. The goodwill is only deductible for tax purposes for Sunflower.

[2]	Mostly repayable through the fiscal year 2020 with no interest.
The fair value of assets acquired and liabilities assumed for Acando and Sunflower are preliminary and are expected to be completed as soon as management will have gathered all the significant information available and considered necessary in order to finalize this allocation. During the year ended September 30, 2019, the Company finalized the fair value of assets acquired and liabilities assumed for ckc.
Since the date of acquisition, Acando contributed approximately $170,000,000 of revenues and $9,000,000 of earnings before acquisition and related integration costs, and income taxes to the financial results of the Company. When annualized, these figures are indicative of the impact the acquisition would have had on the results of the Company since October 1, 2018, on a pro forma basis, before borrowing costs and divestitures, which are deemed non-significant.
With strategic consulting, system integration and customer-centric digital innovation capabilities, these acquisitions were made to complement CGI's proximity model and expertise across key sectors, including manufacturing, retail and government.
25.    Investments in subsidiaries (continued)
a)    Business acquisitions realized in current fiscal year (continued)
On June 14, 2019, the Company announced an all-cash offer of approximatively $131,258,000 to acquire all outstanding shares of SCISYS Group PLC, operating in several sectors, with deep expertise and industry leading solutions in the space and defense sectors, as well as in the media and broadcast news industries, headquartered in Dublin, Ireland. The transaction is expected to be completed by the first quarter of fiscal year 2020.
b)    Business acquisitions realized in the prior fiscal year
The Company made the following acquisitions during the year ended September 30, 2018:

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On October 6, 2017 and October 26, 2017, the Company acquired 94.79% and an additional 1.88%, respectively of the outstanding shares of Affecto Plc (Affecto) and subsequently, acquired the remaining outstanding shares in the fiscal year 2018. Affecto is a leading provider of business intelligence and enterprise information management solutions and services, headquartered in Helsinki, Finland;

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On December 7, 2017, the Company acquired all outstanding shares of Paragon Solutions, Inc. (Paragon), a high-end commercial business consultancy with depth in health and life sciences and IT expertise in digital transformation and systems integration, headquartered in Cranford, New Jersey; and

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On May 16, 2018, the Company acquired all outstanding shares of Facilité Informatique Canada Inc. (Facilité Informatique), an IT consulting services firm in high-demand digital services across a wide range of industries with a strong local presence in Montréal and Québec City, headquartered in Montréal, Québec.

These acquisitions were made to complement the Company's proximity model and further strengthen its global capabilities across several in-demand digital transformation areas.
During the year ended September 30, 2018, the Company paid an amount of $9,966,000 related to acquisitions realized in the fiscal year 2018 and an additional amount of $7,385,000 related to acquisitions realized in the fiscal year 2017.
The following table presents the fair value of assets acquired and liabilities assumed for the above acquisitions based on the acquisition-date fair values of the identifiable tangible and intangible assets acquired and liabilities assumed. During the year ended September 30, 2018, the Company finalized the fair value of assets acquired and liabilities assumed for Affecto and Paragon. The fair value of assets acquired and liabilities assumed for Facilité Informatique was preliminary.

2018
$
Current assets	109,878
PP&E (Note 6)	2,614
Intangible assets	47,723
Goodwill[1]	209,992
Current liabilities	(89,179)
Deferred tax liabilities	(9,246)
Long-term debt	(27,925)
243,857
Cash acquired	22,642
Net assets acquired	266,499

Consideration paid	253,428
Consideration payable	13,071

[1]
The goodwill arising from the acquisitions mainly represents the future economic value associated to acquired work force and synergies with the Company’s operations. As at September 30, 2018, $44,674,000 of the goodwill is included in the U.S. Commercial and State Government operating segment, $29,081,000 in the Canada operating segment and $136,237,000 in the Northern Europe operating. The goodwill is not deductible for tax purposes.

During the year ended September 30, 2019, the Company finalized the fair value of assets acquired and liabilities assumed for Facilité Informatique with adjustments resulting mainly in an increase of intangible assets of $1,320,000 and a decrease of goodwill of $734,000.
In addition, during the year ended September 30, 2019, the Company paid an additional cash consideration of $2,088,000 related to acquisitions realized in the prior fiscal year.
25.    Investments in subsidiaries (continued)
c)    Acquisition-related and integration costs
The Company expensed $77,417,000 related to acquisition-related and integration costs during the year ended September 30, 2019 ($37,482,000 during the year ended September 30, 2018). This amount includes acquisition-related costs of $1,992,000 ($1,687,000 during the year ended September 30, 2018) and integration costs of $75,425,000 ($35,795,000 during the year ended September 30, 2018). The acquisition-related costs consist mainly of professional fees incurred for the acquisitions. The integration costs mainly include termination of employments of $56,268,000 accounted for in restructuring provisions ($17,630,000 during the year ended September 30, 2018), leases of vacated premises of $4,795,000 accounted for in onerous lease provisions ($10,747,000 during the year ended September 30, 2018), as well as other integration costs of $14,362,000 ($7,418,000 during the year ended September 30, 2018).
d)     Disposal
There was no significant disposal during the years ended September 30, 2019 and 2018.